UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                05/14/2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:              $656,466,601


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE       SHRS OR   SH/PRN PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT          CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------  ----------  --------- ------ ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101  16,377,402    470,615  SH           Sole                470,615
AFLAC INC                     COM               1055102  11,150,564    222,833  SH           Sole                222,833
AMERICAN TOWER CORP           CL A             29912201  21,322,758    511,092  SH           Sole                511,092
AUTODESK INC                  COM              52769106   5,264,566    160,652  SH           Sole                160,652
BARD C R INC                  COM              67383109     586,578      6,964  SH           Sole                  6,964
BAXTER INTL INC               COM              71813109   5,955,666    132,702  SH           Sole                132,702
BECKMAN COULTER INC           COM              75811109  13,923,540    225,300  SH           Sole                225,300
BERKSHIRE HATHAWAY INC DEL    CL A             84670108  18,494,268    237,106  SH           Sole                237,106
BOSTON SCIENTIFIC CORP        COM             101137107  10,840,975  1,591,920  SH           Sole              1,591,920
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209   3,108,998     50,784  SH           Sole                 50,784
BARD C R INC                  COM              67383109   2,199,330     26,111  SH           Sole                 26,111
CHEVRON CORP NEW              COM             166764100  15,515,308    193,796  SH           Sole                193,796
CISCO SYS INC                 COM             17275R102  19,422,626    726,351  SH           Sole                726,351
COLGATE PALMOLIVE CO          COM             194162103  13,499,842    161,578  SH           Sole                161,578
CONSOLIDATED TOMOKA LD CO     COM             210226106   2,146,820     62,462  SH           Sole                 62,462
DUN & BRADSTREET CORP DEL NE  COM             26483E100  15,734,026    206,646  SH           Sole                206,646
ECOLAB INC                    COM             278865100   5,460,722    112,569  SH           Sole                112,569
EXXON MOBIL CORP              COM             30231G102  20,764,060    319,890  SH           Sole                319,890
FEDEX CORP                    COM             31428X106   8,598,110     95,790  SH           Sole                 95,790
FIRST AMERN CORP CALIF        COM             318522307  15,903,772    429,020  SH           Sole                429,020
FOSTER WHEELER AG             COM             H27178104   2,969,675    103,726  SH           Sole                103,726
GENERAL DYNAMICS CORP         COM             369550108  13,681,014    184,654  SH           Sole                184,654
HOME DEPOT INC                COM             437076102     114,525      3,191  SH           Sole                  3,191
INTEL CORP                    COM             458140100  14,490,268    627,556  SH           Sole                627,556
JACOBS ENGR GROUP INC DEL     COM             469814107  25,331,061    541,262  SH           Sole                541,262
JOHNSON & JOHNSON             COM             478160104  16,692,541    257,204  SH           Sole                257,204
KLA-TENCOR CORP               COM             482480100   2,075,055     62,464  SH           Sole                 62,464
KRISPY KREME DOUGHNUTS INC    COM             501014104          89      1,120  SH           Sole                  1,120
LEGG MASON INC                COM             524901105  22,890,005    669,690  SH           Sole                669,690
LOWES COS INC                 COM             548661107  20,851,598    770,569  SH           Sole                770,569
MAXIM INTEGRATED PRODS INC    COM             57772K101  16,900,279    865,793  SH           Sole                865,793
MEDTRONIC INC                 COM             585055106  13,449,673    310,616  SH           Sole                310,616
MICROCHIP TECHNOLOGY INC      COM             595017104   3,591,632    122,959  SH           Sole                122,959
MICROSOFT CORP                COM             594918104  21,637,016    734,953  SH           Sole                734,953
MONSANTO CO NEW               COM             61166W101   8,444,028    148,584  SH           Sole                148,584
NETAPP INC                    COM             64110D104  11,632,161    341,620  SH           Sole                341,620
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   3,591,563    127,079  SH           Sole                127,079
NOVARTIS A G                  SPONSORED ADR   66987V109  15,242,900    312,739  SH           Sole                312,739
OMNICOM GROUP INC             COM             681919106  15,879,859    377,822  SH           Sole                377,822
PAYCHEX INC                   COM             704326107  12,292,193    401,837  SH           Sole                401,837
PEOPLES UNITED FINANCIAL INC  COM             712704105   2,601,938    175,451  SH           Sole                175,451
PETSMART INC                  COM             716768106   4,235,992    121,864  SH           Sole                121,864
PRAXAIR INC                   COM             74005P104  11,085,382    135,601  SH           Sole                135,601
PROCTER & GAMBLE CO           COM             742718109  11,545,265    183,200  SH           Sole                183,200
QUALCOMM INC                  COM             747525103   8,242,560    216,000  SH           Sole                216,000
SBA COMMUNICATIONS CORP       COM             78388J106   6,755,485    198,050  SH           Sole                198,050
ST JOE CO                     COM             790148100   5,267,994    169,771  SH           Sole                169,771
ST JUDE MED INC               COM             790849103   4,075,681    103,998  SH           Sole                103,998
ST JOE CO                     COM             790148100     329,477     10,618  SH           Sole                 10,618
STERICYCLE INC                COM             858912108  20,020,482    346,555  SH           Sole                346,555
SYSCO CORP                    COM             871829107  23,069,979    751,710  SH           Sole                751,710
TARGET CORP                   COM             876120000  17,893,574    313,208  SH           Sole                313,208
THERMO FISHER SCIENTIFIC INC  COM             883556102  22,878,758    417,115  SH           Sole                417,115
TOLL BROTHERS INC             COM             889478103   2,919,735    130,113  SH           Sole                130,113
TRACTOR SUPPLY CO             COM             892356106   2,128,988     30,510  SH           Sole                 30,510
TRANSDIGM GROUP INC           COM             893641100  14,645,572    261,155  SH           Sole                261,155
UNITED TECHNOLOGIES CORP      COM             913017109  18,259,118    249,612  SH           Sole                249,612
VULCAN MATLS CO               COM             929160109   3,862,034     70,591  SH           Sole                 70,591
WEATHERFORD INTERNATIONAL LT  REG             H27013103   2,402,534    150,534  SH           Sole                150,534
WELLS FARGO & CO NEW          COM             949746101   6,218,987    184,759  SH           Sole                184,759